Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Current assets:
Cash and cash equivalents	$ 33,700,949	$ 1,736	$ 38,679,891
Equity investments at fair value through other comprehensive income (OCI) and other short-term investments	88,428,111	4,555	117,703,202
Accounts receivable:
Subscribers, distributors, recoverable taxes, contract assets and other, net	199,424,202	10,272	202,846,597
Related parties	2,287,213	118	1,158,611
Derivative financial instruments	2,602,680	134	10,130,806
Inventories, net	23,995,133	1,236	24,185,310
Other current assets, net	10,565,422	544	9,452,252
Total current assets	361,003,710	18,595	404,156,669
Non-current assets:
Property, plant and equipment, net	657,226,210	33,853	731,196,679
Intangibles, net	128,893,422	6,639	143,225,764
Goodwill	141,121,365	7,269	136,578,194
Investments in associated companies	23,975,462	1,235	3,052,481
Deferred income taxes	128,717,811	6,630	127,287,934
Accounts receivable, subscriber, distributors and contract assets, net	8,724,497	449	6,928,888
Other assets, net	39,581,622	2,039	39,956,090
Debt instruments at fair value through other comprehensive income (OCI)	6,981,149	360	6,894,757
Right-of-use assets	121,874,096	6,278	90,372,393
Total assets	1,618,099,344	83,347	1,689,649,849
Current liabilities:
Short-term debt and current portion of long-term debt	102,024,414	5,255	145,222,672
Short-term liability related to right-of-use of assets	32,902,237	1,695	27,632,357
Accounts payable	174,472,769	8,987	206,487,681
Accrued liabilities	56,815,331	2,926	54,391,464
Income tax	29,174,066	1,503	33,247,318
Other taxes payable	33,887,645	1,745	26,278,007
Derivative financial instruments	25,331,346	1,305	10,034,508
Related parties	7,224,218	372	4,216,882
Deferred revenues	27,044,928	1,393	26,501,877
Total current liabilities	488,876,954	25,181	534,012,766
Non-current-liabilities:
Long-term debt	408,565,066	21,045	418,807,430
Long-term liability related to right-of-use of assets	101,246,574	5,215	71,021,868
Deferred income taxes	30,302,060	1,561	49,465,095
Deferred revenues	2,556,103	132	2,698,276
Asset retirement obligations	10,799,997	556	16,752,223
Employee benefits	137,923,317	7,104	142,850,465
Total non-current liabilities	691,393,117	35,613	701,595,357
Total liabilities	1,180,270,071	60,794	1,235,608,123
Equity:
Capital stock	95,365,329	4,912	96,333,432
Retained earnings:
Prior years	429,324,326	22,114	255,267,258
Profit for the year	76,159,391	3,923	192,423,167
Total retained earnings	505,483,717	26,037	447,690,425
Other comprehensive loss items	(227,044,342)	(11,694)	(154,388,930)
Equity attributable to equity holders of the parent	373,804,704	19,255	389,634,927
Non-controlling interests	64,024,569	3,298	64,406,799
Total equity	437,829,273	22,553	454,041,726
Total liabilities and equity	$ 1,618,099,344	$ 83,347	$ 1,689,649,849